Exhibit 99.2

Ford Credit Auto Lease Trust 2014-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2016

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2016, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2016, leases with a total base residual value of $40,134,177.55 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2016. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2016
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2016-	March	$789,511,112.13
	April	$723,534,111.68	$15,587,765.49	12.56%	$54,238,818.67	7.78%
	May	$686,841,340.44	$15,005,940.38	12.09%	$25,403,448.67	3.64%
	June	$651,017,672.07	$14,420,167.84	11.62%	$24,931,423.40	3.58%
	July	$605,334,728.15	$13,611,141.75	10.96%	$35,415,641.86	5.08%
	August	$547,696,448.17	$12,529,743.23	10.09%	$48,217,312.67	6.92%
	September	$488,186,202.11	$11,362,547.34	9.15%	$50,960,059.25	7.31%
	October	$445,887,670.48	$10,451,419.80	8.42%	$34,353,483.62	4.93%
	November	$394,208,447.98	$9,288,385.98	7.48%	$44,679,823.65	6.41%
	December	$318,544,436.83	$7,508,510.50	6.05%	$70,178,832.75	10.07%
2017-	January	$250,848,797.12	$5,950,658.17	4.79%	$63,379,467.05	9.09%
	February	$165,260,476.13	$3,945,083.91	3.18%	$82,930,392.15	11.89%
	March	$87,636,838.61	$2,146,650.36	1.73%	$76,325,150.75	10.95%
	April	$61,938,240.90	$1,526,005.82	1.23%	$24,622,559.70	3.53%
	May	$29,485,092.80	$724,769.86	0.58%	$32,046,451.17	4.60%
	June	$908,017.87	$25,266.85	0.02%	$28,703,368.44	4.12%
	July	$347,232.04	$11,012.87	0.01%	$554,590.55	0.08%
	August	$319,285.20	$10,325.12	0.01%	$19,533.00	0.00%
	September	$285,666.07	$8,847.22	0.01%	$26,535.30	0.00%
	October	$278,376.90	$8,847.22	0.01%	$0.00	0.00%
	November	$259,756.76	$8,522.71	0.01%	$11,615.00	0.00%
	December	$156,997.76	$5,181.44	0.00%	$98,995.65	0.01%
2018-	January	$96,803.80	$3,261.61	0.00%	$57,794.00	0.01%
	February	$62,357.87	$2,288.91	0.00%	$32,707.95	0.00%
	March	$0.00	$0.00	0.00%	$62,725.90	0.01%

Total			$124,142,344.38	100.00%	$697,250,731.15	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$821,393,075.53

Ford Credit Auto Lease Trust 2014-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
Jan-16	Car	811	88.63%	$(1,412)	(4.62)%	(8.84)%
	CUV	649	72.11%	$1,881	5.00%	9.78%
	SUV	18	54.55%	$6,271	10.37%	21.86%
	Truck	114	57.58%	$2,458	5.34%	9.14%
	Total/Average	1,592	77.81%	$295	0.84%	1.62%
Feb-16	Car	962	88.66%	$(1,385)	(4.51)%	(8.72)%
	CUV	905	77.15%	$1,490	3.94%	7.71%
	SUV	28	57.14%	$6,990	11.34%	25.63%
	Truck	181	61.77%	$1,903	4.23%	7.15%
	Total/Average	2,076	79.85%	$268	0.75%	1.45%
Mar-16	Car	1,084	88.63%	$(1,133)	(3.65)%	(7.13)%
	CUV	933	73.52%	$2,003	5.34%	10.57%
	SUV	32	65.31%	$6,382	10.09%	22.76%
	Truck	199	60.49%	$1,950	4.26%	7.06%
	Total/Average	2,248	78.33%	$548	1.54%	2.98%